Shareholder Report, Average Annual Return (Details)	12 Months Ended		23 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	7.09%			4.11%		5.34%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	7.20%			4.21%	5.02%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	5.71%			7.06%		3.80%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	5.97%			7.33%		4.05%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	(5.55%)		(6.36%)
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	15.00%			8.60%		9.10%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	15.44%			8.90%		9.38%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	11.34%	11.27%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	16.08%			9.33%		7.51%
FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return, Percent	4.92%			3.29%		5.83%
Dow Jones U.S. Select Real Estate Securities Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Real Estate Securities Total Return
Average Annual Return, Percent	8.02%			3.37%		4.87%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			14.53%		13.10%
FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return, Percent	4.92%			3.29%	5.42%
Dow Jones U.S. Select Real Estate Securities Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Real Estate Securities Total Return
Average Annual Return, Percent	8.02%			3.37%	4.45%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			14.53%	14.25%
Russell 1000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	24.51%			14.28%		12.87%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			14.53%		13.10%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	24.51%			14.28%		12.87%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			14.53%		13.10%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%		22.96%
S&P Global Infrastructure Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Total Return Index
Average Annual Return, Percent	15.10%		8.55%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			14.53%		13.10%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			14.53%		13.10%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Average Annual Return, Percent	15.34%			9.92%		9.63%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.81%			13.86%		12.55%
Greenspring Custom Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Greenspring Custom Blend Index
Average Annual Return, Percent	11.08%			6.97%		6.76%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	24.87%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	1.24%
60% S&P 500 / 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	15.04%	14.96%